Note 11 - Selling and Advertising Expenses	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
11	Selling and Advertising Expenses

Selling expenses consist primarily of salaries to employees and commissions paid to various sales representatives and marketing agencies. Commission expense totaled
$43,000
and
$121,000
for fiscal
2018
and
2017,
respectively. Advertising costs, which are expensed as incurred, totaled
$23,000
and
$58,000
for fiscal
2018
and
2017,
respectively.